Sales of Goods	12 Months Ended
Dec. 31, 2024
Sales of Goods [Abstract]
Sales of goods
16.	Sales of goods

This caption is made up as follows:

	For the year ended of December 31, 2024
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, pavement, mortar and precast	1,605,472	271,276	30,101	-	-	1,906,849
Sale of construction supplies	-	-	-	56,873	-	56,873
Sale of other	-	-	-	-	14,349	14,349

	1,605,472	271,276	30,101	56,873	14,349	1,978,071

Timing of revenue recognition
Goods and services transferred at a point in time	1,605,472	183,686	30,101	56,873	14,349	1,890,481
Services transferred over time	-	87,590	-	-	-	87,590
	1,605,472	271,276	30,101	56,873	14,349	1,978,071

	For the year ended of December 31, 2023
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, pavement, mortar and precast	1,642,420	182,278	25,540	-	-	1,850,238
Sale of construction supplies	-	-	-	74,096	-	74,096
Sale of other	-	-	-	-	25,741	25,741

	1,642,420	182,278	25,540	74,096	25,741	1,950,075

Timing of revenue recognition
Goods and services transferred at a point in time	1,642,420	161,222	25,540	74,096	25,741	1,929,019
Services transferred over time	-	21,056	-	-	-	21,056
	1,642,420	182,278	25,540	74,096	25,741	1,950,075
	For the year ended of December 31, 2022
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, pavement, mortar and precast	1,742,704	189,945	31,177	-	-	1,963,826
Sale of construction supplies	-	-	-	114,024	-	114,024
Sale of other	-	-	-	-	37,896	37,896

	1,742,704	189,945	31,177	114,024	37,896	2,115,746

Time of revenue recognition
Goods and services transferred at a point in time	1,742,704	189,945	31,177	114,024	37,896	2,115,746
	1,742,704	189,945	31,177	114,024	37,896	2,115,746

For all segments the terms of payment are usually between 30 and 90 days from the date of dispatch.

For all segments, the amounts presented as sales of the different products are already net of discounts and bonuses.